CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues:
Total revenues	$ 983,306	¥ 6,845,580	¥ 5,387,577	¥ 3,740,455
Cost of revenues	(811,375)	(5,648,633)	(4,427,844)	(3,128,441)
Gross profit	171,931	1,196,947	959,733	612,014
Operating expenses:
Fulfillment expenses	(27,364)	(190,503)	(138,710)	(99,064)
Marketing expenses	(69,011)	(480,442)	(410,548)	(245,989)
Technology and content development expenses	(14,576)	(101,477)	(80,398)	(62,081)
General and administrative expenses	(29,885)	(208,052)	(110,802)	(110,059)
Total operating expenses	(140,836)	(980,474)	(740,458)	(517,193)
Income from operations	31,095	216,473	219,275	94,821
Other income (expenses):
Interest income	1,353	9,420	12,870	2,339
Interest expenses	(17,074)	(118,867)	(55,403)	(8,901)
Foreign currency exchange gains/(losses)	(492)	(3,426)	(11,737)	9,477
Change in fair value of financial instruments	2,968	20,660	1,891
Others	9,887	68,837	29,378	4,148
Income before income tax	27,737	193,097	196,274	101,884
Income tax benefits (expenses)	(4,514)	(31,426)	(40,728)	31,525
Net income	23,223	161,671	155,546	133,409
Less: Gain (loss) attributable to redeemable non-controlling interest	161	1,120	2,001	(298)
Less: Gain (loss) attributable to non-redeemable non-controlling interest	790	5,499	1,712	(349)
Net income	22,272	155,052	151,833	134,056
Accretion to redeemable non-controlling interest redemption value	(90)	(629)		(798)
Accretion to preferred share redemption value | ¥				(202,679)
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited	22,182	154,423	151,833	(69,421)
Comprehensive income
Net income	23,223	161,671	155,546	133,409
Other comprehensive income(loss)
Foreign currency translation adjustments, net of nil income taxes	(2,866)	(19,955)	(1,041)	81,834
Total other comprehensive income(loss), net of income taxes	(2,866)	(19,955)	(1,041)	81,834
Comprehensive income	20,357	141,716	154,505	215,243
Less: Comprehensive income (loss) attributable to redeemable non-controlling interest	161	1,121	2,005	(298)
Less: Comprehensive income (loss) attributable to non-redeemable non-controlling	815	5,671	1,736	(283)
Comprehensive income attributable to ordinary shareholders of Secoo Holding Limited	$ 19,381	¥ 134,924	¥ 150,764	¥ 215,824
Net income (loss) per Class A and Class B ordinary share
-Basic | (per share)	$ 0.88	¥ 6.15	¥ 6.02	¥ (5.55)
-Diluted | (per share)	$ 0.85	¥ 5.89	¥ 5.80	¥ (5.55)
Weighted average number of Class A and Class B ordinary shares outstanding used in computing net income (loss) per share
-Basic	25,122,199	25,122,199	25,235,404	12,500,821
-Diluted	26,221,104	26,221,104	26,182,922	12,500,821
Merchandise sales
Net revenues:
Total revenues	$ 949,449	¥ 6,609,874	¥ 5,244,446	¥ 3,680,795
Marketplace and other services
Net revenues:
Total revenues	$ 33,857	¥ 235,706	¥ 143,131	¥ 59,660